ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Accounts Receivables [Line Items]
Accounts receivable	$ 196,701,304	$ 150,877,355
Allowance for doubtful accounts	(20,102,808)	(14,287,361)
Accounts receivable, net	$ 176,598,496	$ 136,589,994